CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Jun. 30, 2026	Dec. 31, 2025
CONDENSED CONSOLIDATED BALANCE SHEETS
Common shares, par value (in dollars per share)	$ 0.00001	$ 0.00001
Common shares, shares authorized	5,000,000,000	5,000,000,000
Common shares, shares issued	711,576,295	707,196,733
Common shares, shares outstanding	646,893,910	640,672,331